UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners

Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30. 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$25,390,399	$28,325,139	4.90%
Robeco Transtrend Diversified Fund LLC	6/1/2008	11,489,931	13,940,888	2.41
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	11,600,000	11,702,715	2.02

Total Commodity Trading Advisors - Managed Futures		48,480,330	53,968,742	9.33

Distressed
Cerberus Partners, L.P.	11/1/2009	8,960,205	15,351,931	2.65
Cerberus SPV, LLC	11/1/2009	5,466,608	9,751,451	1.69

Total Distressed		14,426,813	25,103,382	4.34

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	6,401,324	31,093,781	5.37
Cormorant Global Healthcare Fund, LP	7/1/2013	4,000,000	4,114,318	0.71
Magnetar Equity Opportunities Fund LLC	2/1/2011	712,062	2,126,031	0.37
Millennium USA, L.P.	9/1/2008	7,588,476	13,687,576	2.37

Total Equity Long/Short - High Hedge		18,701,862	51,021,706	8.82

Equity Long/Short - Opportunistic
72 Capital Management, L.P.	2/1/2014	104,001	186,404	0.03
Anchor Bolt Fund, LP	2/1/2014	16,500,000	19,284,535	3.33
Bronson Point Partners LP	8/1/2013	20,250,000	21,618,398	3.74
Lansdowne Developed Markets Fund, L.P.	5/1/2009	9,294,469	14,663,204	2.54
Lansdowne Global Financials Fund, L.P.	1/1/2006	12,656,030	13,433,901	2.32
Pelham Long/Short Fund LP	7/1/2013	8,500,000	9,200,720	1.59
Quentec Partners, LP	10/1/2012	10,000,000	13,850,448	2.39
TPG-Axon Partners, LP	10/1/2007	17,347,553	19,897,117	3.44
Tyrian Global Opportunities Fund, LP	7/1/2013	17,000,000	16,449,117	2.84
Valinor Capital Partners, L.P.	7/1/2011	14,200,000	18,799,737	3.25

Total Equity Long/Short - Opportunistic		125,852,053	147,383,581	25.47

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	$1,339,615	$1,036,651	0.18%

Total Event Driven Credit		1,339,615	1,036,651	0.18

Event Driven Equity
Ionic Event Driven Fund LLC	9/1/2013	20,500,000	21,482,602	3.71
Owl Creek Overseas Fund, Ltd.	2/1/2008	518,846	1,458,588	0.25

Total Event Driven Equity		21,018,846	22,941,190	3.96

Macro
Autonomy Global Macro Fund L.P.	6/1/2013	13,185,714	14,841,343	2.56
Brevan Howard L.P.	4/1/2009	11,433,930	14,714,152	2.54
Civic Capital Currency Fund, LP	4/1/2014	16,000,000	15,875,420	2.74
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	16,018,128	26,778,978	4.63
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,965,438	20,205,707	3.49
Fortress Asia Macro Fund LP	7/1/2011	10,563,804	14,615,650	2.53
Trient Global Macro Partners, L.P.	3/1/2013	16,160,848	16,924,694	2.93

Total Macro		95,327,862	123,955,944	21.42

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	16,500,000	19,193,110	3.32

Total Merger/Risk Arbitrage		16,500,000	19,193,110	3.32

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Mortgage Arbitrage
Cerberus RMBS Opportunities Fund, L.P.	2/1/2013	$12,750,000	$15,096,269	2.61%
Midway Market Neutral Institutional Fund LLC	5/1/2014	14,494,483	17,081,507	2.95
SPM Core Fund, L.P.	12/1/2010	11,587,521	18,791,022	3.25
Tilden Park Investment Fund LP	3/1/2012	12,135,711	21,678,245	3.74

Total Mortgage Arbitrage		50,967,715	72,647,043	12.55

Multi-Strategy
Citadel Wellington LLC	8/1/2006	16,493,998	27,630,609	4.78
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,740,270	2,610,266	0.45
HBK Multi-Strategy Fund L.P.	11/1/2009	8,394,729	11,301,507	1.95
Magnetar Capital Fund, LP	1/1/2008	1,078,637	1,905,476	0.33
Magnetar Capital Fund II LP	1/1/2010	16,347,436	20,451,207	3.53
OZ Asia Domestic Partners, L.P.	1/1/2006	31,970	4,025	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	273,826	76,164	0.01
Perry Partners, L.P.	11/1/2006	304,685	303,937	0.05
QVT Onshore LP	3/1/2012	13,744,805	15,051,993	2.60
QVT SLV Onshore Ltd.	3/1/2012	1,364,784	2,297,412	0.40
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	641,619	920,776	0.16

Total Multi-Strategy		61,416,759	82,553,372	14.26

Relative Value Credit
KLS Credit Opportunities Fund LP	5/1/2013	7,500,000	9,079,347	1.57

Total Relative Value Credit		7,500,000	9,079,347	1.57

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	$17,000,000	$20,436,333	3.53%
GSA Capital International Partners, L.P.	11/1/2012	8,443,837	10,174,094	1.76
HBK Quantitative Strategies Fund L.P.	4/1/2014	20,000,000	20,696,686	3.57
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	17,196,680	23,704,762	4.10

Total Statistical Arbitrage		62,640,517	75,011,875	12.96

Total Investments in Investment Funds		$524,172,372	683,895,943	118.18

Liabilities in excess of Other Assets			(105,191,898)	(18.18)

Total Net Assets			$578,704,045	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2014

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	25.47%
Macro	21.42
Multi-Strategy	14.26
Statistical Arbitrage	12.96
Mortgage Arbitrage	12.55
Commodity Trading Advisors - Managed Futures	9.33
Equity Long/Short - High Hedge	8.82
Distressed	4.34
Event Driven Equity	3.96
Merger/Risk Arbitrage	3.32
Relative Value Credit	1.57
Event Driven Credit	0.18

Total Investments in Investment Funds	118.18%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2014 to September 30, 2014, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2014 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$53,968,742	$—	$53,968,742
Distressed	—	—	25,103,382	25,103,382
Equity Long/Short - High Hedge	—	37,334,130	13,687,576	51,021,706
Equity Long/Short - Opportunistic	—	107,999,352	39,384,229	147,383,581
Event Driven Credit	—	—	1,036,651	1,036,651
Event Driven Equity	—	14,770,997	8,170,193	22,941,190
Macro	—	109,114,601	14,841,343	123,955,944
Merger/Risk Arbitrage	—	—	19,193,110	19,193,110
Mortgage Arbitrage	—	35,872,529	36,774,514	72,647,043
Multi-Strategy	—	27,630,609	54,922,763	82,553,372
Relative Value Credit	—	9,079,347	—	9,079,347
Statistical Arbitrage	—	75,011,875	—	75,011,875

Total Investment Funds	$—	$470,782,182	$213,113,761	$683,895,943

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2014 to September 30, 2014:

	Balance as of December 31, 2013	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2014
Investment Funds
Distressed	$31,186,047	$—	$—	$(11,072,061)	$4,254,358	$735,038	$25,103,382
Equity Long/Short - High Hedge	18,730,859	—	—	(6,250,000)	2,649,928	(1,443,211)	13,687,576
Equity Long/Short - Opportunistic	46,811,843	(8,914,991)	3,689,026	(4,353,896)	915,865	1,236,382	39,384,229
Event Driven Credit	1,075,930	—	—	(81,967)	77,923	(35,235)	1,036,651
Event Driven Equity	946,743	—	6,585,331	—	16,498	621,621	8,170,193
Macro	15,126,347	—	—	(2,000,000)	185,714	1,529,282	14,841,343
Merger/Risk Arbitrage	11,785,990	—	6,500,000	—	—	907,120	19,193,110
Mortgage Arbitrage	53,939,335	—	—	(22,344,892)	8,230,602	(3,050,531)	36,774,514
Multi-Strategy	56,493,507	—	2,252,070	(6,494,690)	2,059,484	612,392	54,922,763
Relative Value Credit	8,280,855	(8,280,855)	—	—	—	—	—

Total Investment Funds	$244,377,456	$(17,195,846)	$19,026,427	$(52,597,506)	$18,390,372	$1,112,858	$213,113,761

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2014
Investment Funds
Distressed	$735,038
Equity Long/Short - High Hedge	(1,443,211)
Equity Long/Short - Opportunistic	1,298,371
Event Driven Credit	(35,235)
Event Driven Equity	621,621
Macro	1,529,282
Merger/Risk Arbitrage	907,120
Mortgage Arbitrage	(3,050,531)
Multi-Strategy	874,066

Total Investment Funds	$1,436,521

*	Transfers out of Level 3 of $17,195,846 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

As of September 30, 2014, all of the Level 3 investment tranches were fair valued based on non-quantitative unobservable valuation inputs.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 25, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 25, 2014

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 25, 2014